NOTES PAYABLE – RELATED PARTY (Details Narrative) - USD ($)																			3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 14, 2022	Aug. 31, 2021	Aug. 11, 2021	May 26, 2021	Apr. 11, 2021	Mar. 25, 2021	Jan. 08, 2021	Dec. 03, 2020	Sep. 15, 2020	Aug. 10, 2020	Jul. 08, 2020	May 12, 2020	Feb. 28, 2020	Feb. 11, 2020	Dec. 13, 2019	Dec. 11, 2019	Nov. 20, 2019	Jan. 06, 2019	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2022	Jan. 31, 2021	Apr. 30, 2021	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2020	Aug. 04, 2021	Aug. 02, 2021	Jul. 31, 2021	Jul. 23, 2021	Jul. 21, 2021	Apr. 15, 2021	Nov. 24, 2020	Sep. 07, 2020	Jul. 03, 2020	Jun. 30, 2020	Jun. 08, 2020	Jun. 02, 2020	Mar. 02, 2020	Jan. 06, 2020	Dec. 03, 2019	Oct. 01, 2019	Jun. 02, 2019
Debt Instrument [Line Items]
Notes Payable, Related Parties, Current																			$ 2,000,000		$ 2,000,000		$ 6,143,223	$ 6,143,223	$ 2,100,000	$ 2,100,000
Debt Instrument, Interest Rate, Stated Percentage																			9.50%		9.50%
Related Party Transaction, Due from (to) Related Party																																					$ 3,600,000
Warrants and Rights Outstanding, Term																			5 years		5 years
Gain (Loss) on Extinguishment of Debt					$ 1,501,914															$ (95,760)	$ (7,096,730)	$ (1,528,580)	(3,030,495)
Interest Expense, Related Party																			28,167	137,480	106,895	454,029	608,668			171,918
Debt Instrument, Unamortized Discount																			65,498		65,498
Convertible Notes Payable, Current																			7,577,778		7,577,778				$ 82,128	$ 82,128
Notes Payable, Current																			$ 0		$ 0
Shares issuable																			0		0		6,921,299	6,921,299	8,137,859	8,137,859
Short-term Non-bank Loans and Notes Payable																							$ 6,220,000	$ 6,220,000	$ 2,100,000	$ 2,100,000
Outstanding amount is net of total discounts																			$ 5,622,222		$ 5,622,222		76,777	76,777
Debt Instrument, Face Amount																			13,200,000		13,200,000		6,143,223	6,143,223
Interest Payable, Current																							747,636	747,636	138,967	138,967
Convertible note ayable current																							0	0
Extinguishment of Debt, Amount																					5,118,435
Debt Instrument, Fair Value Disclosure																									6,220,003	6,220,003
Derivative Liability																			5,052,934		5,052,934																		$ 53,571
Debt Instrument, Unamortized Discount, Current																													$ 11,279
Repayments of Related Party Debt																					1,000,000		1,000,000
Derivative, Fair Value, Net																																$ 14,501,178
Gain on change in fair value of derivatives																			(5,943,967)		(15,074,880)		(1,939,639)
Proceeds from Related Party Debt																					3,000,000	$ 2,300,000	3,300,000			2,100,000
Notes Payable																							6,220,000	6,220,000
Due to Related Parties, Current																			850,092		850,092		747,636	747,636
Ontario Inc. [Member]
Debt Instrument [Line Items]
Notes Payable, Related Parties, Current								$ 1,820,000
Debt Instrument, Interest Rate, Stated Percentage								9.50%
Convertible Notes Payable, Current								$ 1,700,000
Notes Payable, Current								$ 120,000
Stock Issued During Period, Shares, New Issues								1,216,560
Related Party [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																												12.00%		12.00%
Repayments of Related Party Debt			$ 500,000
Conversion of Stock, Amount Converted		$ 6,220,000
Derivative, Fair Value, Net		$ 2,185,185
Gain on change in fair value of derivatives																					2,867,749
Notes Payable																			$ 2,000,000		$ 2,000,000		615,584	615,584
Related Party One [Member]
Debt Instrument [Line Items]
Repayments of Related Party Debt			$ 500,000
Lender [Member]
Debt Instrument [Line Items]
Notes Payable, Related Parties, Current									$ 250,000	$ 250,000
Debt Instrument, Interest Rate, Stated Percentage									9.50%	24.00%
Debt Instrument, Maturity Date									Sep. 15, 2021	Aug. 10, 2021
Debt instrument extended maturity date										Sep. 01, 2021
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right									125,000																									2,500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 0.001																									$ 0.001
Warrants and Rights Outstanding, Term									10 years																									10 years
Gain (Loss) on Extinguishment of Debt																								1,999,487
Valuation of the warrants issued discounted									$ 70,130
Interest Expense, Related Party																								43,615	$ 0
Debt Instrument, Unamortized Discount, Noncurrent																							26,515	26,515
Debt Instrument, Unamortized Discount																							76,777	76,777
Lender [Member] | Interest Rate Reduction [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																																		9.50%
Related Party Debt Holder [Member]
Debt Instrument [Line Items]
Notes Payable, Related Parties, Current																																	$ 300,000
Debt Instrument, Interest Rate, Stated Percentage																																	9.50%
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right																																	125,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																																	$ 0.001
Warrants and Rights Outstanding, Term																																	10 years
Valuation of the warrants issued discounted																							37,939			$ 0
Debt Instrument, Unamortized Discount																							50,262	50,262									$ 88,201
Loan Agreement [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																															15.00%
Loan Agreement [Member] | Mont-Saic Investments [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																																				12.60%
Notes Payable																																				$ 120,000
Loan Agreement [Member] | Related Party [Member]
Debt Instrument [Line Items]
Notes Payable, Related Parties, Current																											$ 500,000			$ 500,000
Debt Instrument, Interest Rate, Stated Percentage																											12.00%			12.00%
Loan Agreement [Member] | Former Shareholder [Member]
Debt Instrument [Line Items]
Notes Payable, Related Parties, Current												$ 1,000,000	$ 200,000			$ 700,000																			$ 500,000					$ 200,000	$ 500,000	$ 500,000
Debt Instrument, Interest Rate, Stated Percentage													24.00%			24.00%																			24.00%					24.00%	12.00%	12.00%
Debt Instrument, Maturity Date													Feb. 28, 2021			Jul. 15, 2020		Jan. 08, 2021
Debt instrument extended maturity date							Sep. 01, 2021				Jan. 08, 2021	Sep. 01, 2021	Sep. 01, 2021					Sep. 01, 2021
Loan Agreement [Member] | Former Shareholder [Member] | Related Party [Member]
Debt Instrument [Line Items]
Notes Payable, Related Parties, Current																							$ 6,220,000	$ 6,220,000
Loan Agreement [Member] | Former Shareholder [Member] | Debt Principal [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date												Aug. 31, 2020
Loan Agreement [Member] | Former Shareholder [Member] | Accrued Interest [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date												Jul. 03, 2021
Loan Agreement [Member] | Related Party [Member]
Debt Instrument [Line Items]
Notes Payable, Related Parties, Current						$ 1,000,000
Debt Instrument, Interest Rate, Stated Percentage						1.00%
Debt Instrument, Maturity Date						Apr. 25, 2021
Amended and Restated Loan Agreement [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date															Jul. 15, 2020
Debt instrument extended maturity date															Sep. 01, 2021
Amended and Restated Loan Agreement [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage															12.00%
Amended and Restated Loan Agreement [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage															24.00%
Purchase Order Financing Agreement [Member]
Debt Instrument [Line Items]
Notes Payable, Related Parties, Current											$ 1,900,000
Debt Instrument, Interest Rate, Stated Percentage											2.00%
Convertible Note Payable Agreement [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage														12.00%			12.00%
Debt Instrument, Maturity Date														Feb. 11, 2021			Nov. 20, 2020
Derivative, Fair Value, Net																																						$ 566,667
Convertible Note Payable Agreement [Member] | Mont-Saic Investments [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																																											12.60%
Notes Payable, Current								$ 1,820,000
Shares issuable								6,921,299
Note Conversion Agreement [Member] | Related Party Lender [Member]
Debt Instrument [Line Items]
Notes Payable, Related Parties, Current				$ 6,220,000
Stock Issued During Period, Shares, New Issues				1,636,843
Two Loan Agreements [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	8.00%
Proceeds from Related Party Debt	$ 2,000,000
Two Loan Agreements [Member] | Naftali Kalfa [Member]
Debt Instrument [Line Items]
Loans payable	1,000,000
Two Loan Agreements [Member] | Yonah Kalfa [Member]
Debt Instrument [Line Items]
Loans payable	$ 1,000,000